IMPAIRMENT REVIEW	6 Months Ended
Jun. 30, 2026
IMPAIRMENT REVIEW
IMPAIRMENT REVIEW

3 IMPAIRMENT REVIEW

In accordance with IAS 34 Interim Financial Reporting, the Group has undertaken a review for indications of impairment and concluded that no impairment assessment trigger events have occurred in the six months ended 30 June 2026.

Management do not consider that any reasonably possible changes in the key assumptions would cause the fair value less costs of disposal of the individually significant brands to fall below their carrying values.